CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Net income	$ 669,617	$ 67,585
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	51,898	49,839
Amortization of deferred drydocking and special survey costs	5,054	5,251
Amortization of finance costs	6,218	5,604
Exit fee accrued on debt	149	258
Debt discount amortization	2,590	2,858
PIK interest	726	1,550
Gain on investments	(444,165)
Gain on debt extinguishment	(111,616)
Payments for drydocking and special survey costs deferred	(1,155)	(13,380)
Amortization of deferred realized losses on interest rate swaps	1,796	1,806
Stock based compensation	5,479	596
Equity income on investments	(3,965)	(3,265)
(Increase)/Decrease in
Accounts receivable	444	(5,407)
Inventories	(180)	(864)
Prepaid expenses	(367)	105
Due from related parties	(900)	(1,864)
Other assets, current and non-current	3,093	1,934
Increase/(Decrease) in
Accounts payable	1,425	5,235
Accrued liabilities	8,921	3,702
Unearned revenue, current and long-term	(2,109)	(4,465)
Other liabilities, current and long-term	(210)	(210)
Net Cash provided by Operating Activities	192,743	116,868
Cash Flows from Investing Activities
Vessels additions and advances	(1,811)	(98,746)
Investments	145,877	(75)
Net Cash provided by/(used in) Investing Activities	144,066	(98,821)
Cash Flows from Financing Activities
Proceeds from long-term debt	1,105,311	23,400
Payments of long-term debt	(1,295,025)	(65,176)
Proceeds from sale-leaseback of vessels	135,000	139,080
Payments of leaseback obligation	(21,175)	(142,065)
Dividends paid	(10,298)
Payments of accumulated accrued interest	(7,358)	(15,502)
Finance costs	(14,509)	(11,999)
Net Cash used in Financing Activities	(108,054)	(72,262)
Net Increase/(Decrease) in cash and cash equivalents	228,755	(54,215)
Cash and cash equivalents at beginning of period	65,663	139,170
Cash and cash equivalents at end of period	$ 294,418	$ 84,955